BORROWINGS - Maturities of principal on notes and bank loans (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
Scheduled Debt Principal Repayments
Total borrowings	₽ 343,319	₽ 368,135
Notes
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	230,826
Less: unamortized debt issuance costs	(243)
Less: interest	(46,648)
Total borrowings	183,935
Bank loans and other debt
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	208,638
Less: interest	(46,979)
Add: debt modification	(2,275)
Total borrowings	159,384
2020 | Notes
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	39,847
2020 | Bank loans and other debt
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	56,975
2020 | Notes
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	32,430
2020 | Bank loans and other debt
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	33,156
2021 | Notes
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	50,344
2021 | Bank loans and other debt
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	11,232
2022 | Notes
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	49,797
2022 | Bank loans and other debt
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	7,256
2023 | Notes
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	21,069
2023 | Bank loans and other debt
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	100,019
Thereafter | Notes
Scheduled Debt Principal Repayments
Contractual undiscounted cash flows	₽ 37,339